Equity Method Investments (DWM) (Narrative) (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2025 USD ($) Vessels	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)
Related Party Transaction [Line Items]
Equity method investments	$ 53,875	$ 42,826
Gain/(loss) from equity method investments	(2,810)	(146)	$ (262)
Commissions charged by a related party (Note 4(d))	1,191	1,332	1,313
Accounts receivable, trade	$ 3,739	6,565
Diana Wilhelmsen Management Limited [Member]
Related Party Transaction [Line Items]
Equity method investment, ownership percentage	50.00%
Equity method investments	$ 244	794
Gain/(loss) from equity method investments	$ (550)	60	228
Number of vessels managed | Vessels	5
Management Agreements [Member] | Diana Wilhelmsen Management Limited [Member]
Related Party Transaction [Line Items]
Commissions charged by a related party (Note 4(d))	$ 1,191	1,332	1,313
Accounts receivable, trade	239	3
Commissions	$ 314	$ 368	$ 390